Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012 Customer Relationships [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Customer Relationships [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Other long lived assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Jun. 30, 2012 Other long lived assets [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of intangible assets		$ 2.8	$ 2.8	$ 2.4
Impairment of intangible assets		1.5	1.5	11.8
Fair Value Measurement, Discount Rate Percentage		12.00%		12.00%
Intangible assets, net	$ 98.4				$ 14.2